Reconciliation Of Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Income Taxes [Line Items]
Statutory rate	(34.00%)	(34.00%)	(34.00%)
Nondeductible warrant expense			(0.40%)
Nondeductible stock compensation	2.60%	3.20%	0.40%
Therapeutic grants		(10.40%)	1.20%
Other	0.40%	0.40%	0.10%
Valuation allowance	31.00%	40.80%	32.70%
Effective tax rate	0.00%	0.00%	0.00%